Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of other intangible assets
Other intangible assets were as follows at December 31, 2013 and 2012:

	Weighted Average Amortization Lives	2013			2012
		Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Management contract rights	20 years	$550.0	$366.7	$183.3	$550.0	$339.2	$210.8
Customer relationship lists	20 years	115.8	41.9	73.9	115.8	34.5	81.3
Computer software	3 years	485.3	449.9	35.4	478.7	453.4	25.3
Total intangible assets		$1,151.1	$858.5	$292.6	$1,144.5	$827.1	$317.4

Schedule of estimated amortization expense of intangible assets	The estimated amortization of intangible assets are as follows:

Year	Amount
2014	$51.5
2015	48.8
2016	42.2
2017	36.4
2018	35.0
Thereafter	78.7
$292.6